Employee Future Benefits - Employee Future Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans
Net long-term liabilities on consolidated balance sheet	$ 154	$ 137
Pension costs - defined benefit plans	8	7
Pension costs - defined contribution plans	22	21
Postemployment Benefit Expense, Defined Benefit And Defined Contribution Plans	36	32
Gain (loss) on remeasurement, net defined benefit liability (asset)	16	13
Defined Benefit Pension Plan
Disclosure of defined benefit plans
Net long-term liabilities on consolidated balance sheet	55	36
Pension costs - defined benefit plans	8	7
Gain (loss) on remeasurement, net defined benefit liability (asset)	19	14
Post Employment Benefit Obligation and Other Benefit Obligation
Disclosure of defined benefit plans
Net long-term liabilities on consolidated balance sheet	99	101
Pension costs - defined benefit plans	6	4
Gain (loss) on remeasurement, net defined benefit liability (asset)	$ (3)	$ (1)